Shareholder Report, Holdings (Details)	May 31, 2025
C000028751 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028751 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028751 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028751 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028751 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028751 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028751 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028751 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028751 | Labcorp Holdings, Inc. - FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028751 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028751 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000028751 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028751 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028751 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028751 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028751 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028751 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028751 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028751 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028751 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028751 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028751 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028751 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028748 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028748 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028748 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028748 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028748 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028748 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028748 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028748 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028748 | Labcorp Holdings, Inc. - FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028748 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028748 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000028748 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028748 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028748 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028748 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028748 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028748 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028748 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028748 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028748 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028748 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028748 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028748 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028750 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028750 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028750 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028750 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028750 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028750 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028750 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028750 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028750 | Labcorp Holdings, Inc. - FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028750 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028750 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000028750 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028750 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028750 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028750 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028750 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028750 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028750 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028750 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028750 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028750 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028750 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028750 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028754 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028754 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028754 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028754 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028754 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028754 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028754 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028754 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028754 | Labcorp Holdings, Inc. - FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028754 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028754 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000028754 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028754 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028754 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028754 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028754 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028754 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028754 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028754 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028754 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028754 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028754 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028754 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254617 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254617 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254617 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254617 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254617 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254617 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254617 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254617 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254617 | Labcorp Holdings, Inc. - FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254617 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254617 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000254617 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000254617 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000254617 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000254617 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254617 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000254617 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000254617 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254617 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000254617 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254617 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254617 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000254617 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028758 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028758 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028758 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028758 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028758 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028758 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | Cboe Global Markets, Inc. - FR_12503M108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | BorgWarner, Inc. - FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | Nexstar Media Group, Inc. - FR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | RPM International, Inc. - FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028758 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028758 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028758 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028758 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028758 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028758 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028758 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028758 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028758 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028758 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000028755 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028755 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028755 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028755 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028755 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028755 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | Cboe Global Markets, Inc. - FR_12503M108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | BorgWarner, Inc. - FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | Nexstar Media Group, Inc. - FR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | RPM International, Inc. - FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028755 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028755 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028755 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028755 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028755 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028755 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028755 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028755 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028755 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028755 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028755 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000028757 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028757 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028757 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028757 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028757 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028757 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | Cboe Global Markets, Inc. - FR_12503M108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | BorgWarner, Inc. - FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | Nexstar Media Group, Inc. - FR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | RPM International, Inc. - FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028757 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028757 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028757 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028757 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028757 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028757 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028757 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000028761 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028761 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028761 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028761 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028761 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028761 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | Cboe Global Markets, Inc. - FR_12503M108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | BorgWarner, Inc. - FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | Nexstar Media Group, Inc. - FR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | RPM International, Inc. - FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028761 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028761 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028761 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028761 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028761 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028761 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028761 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028761 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028761 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028761 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028761 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000135456 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135456 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135456 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135456 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135456 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135456 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | Cboe Global Markets, Inc. - FR_12503M108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | BorgWarner, Inc. - FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | Nexstar Media Group, Inc. - FR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | RPM International, Inc. - FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000135456 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000135456 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000135456 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000135456 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000135456 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135456 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000135456 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135456 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000135456 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135456 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135456 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000028765 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028765 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028765 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028765 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028765 | AXA SA - FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028765 | Tokyo Electron Ltd. - FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028765 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028765 | Nestle SA - FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028765 | Cameco Corp. - FR_13321L959
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028765 | NTT Data Group Corp. - FR_612563908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028765 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000028765 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028765 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028765 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028765 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028765 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028765 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028765 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028765 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028765 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028765 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028765 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028765 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028765 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028765 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028765 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028765 | 13226417
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000028765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028765 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028765 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028765 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028765 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028765 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028765 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028762 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028762 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028762 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028762 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028762 | AXA SA - FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028762 | Tokyo Electron Ltd. - FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028762 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028762 | Nestle SA - FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028762 | Cameco Corp. - FR_13321L959
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028762 | NTT Data Group Corp. - FR_612563908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028762 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000028762 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028762 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028762 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028762 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028762 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028762 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028762 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028762 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028762 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028762 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028762 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028762 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028762 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028762 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028762 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028762 | 13226417
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028762 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028762 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000028762 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028762 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028762 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028762 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028762 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028762 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028762 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028762 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028762 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028762 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028762 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028764 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028764 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028764 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028764 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028764 | AXA SA - FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028764 | Tokyo Electron Ltd. - FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028764 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028764 | Nestle SA - FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028764 | Cameco Corp. - FR_13321L959
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028764 | NTT Data Group Corp. - FR_612563908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028764 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000028764 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028764 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028764 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028764 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028764 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028764 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028764 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028764 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028764 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028764 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028764 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028764 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028764 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028764 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028764 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028764 | 13226417
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000028764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028764 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028764 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028764 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028764 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028764 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028764 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028764 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028768 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028768 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028768 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028768 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028768 | AXA SA - FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028768 | Tokyo Electron Ltd. - FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028768 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028768 | Nestle SA - FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028768 | Cameco Corp. - FR_13321L959
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028768 | NTT Data Group Corp. - FR_612563908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028768 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000028768 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028768 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028768 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028768 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028768 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028768 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028768 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028768 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028768 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028768 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028768 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028768 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028768 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028768 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028768 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028768 | 13226417
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000028768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028768 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028768 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028768 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028768 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)